Segment Information (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) segment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of operating segments | segment	1
Net sales	$ 1,337,991	$ 1,280,986	$ 1,344,777
Long-lived assets	436,655	442,944
Netherlands
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	12,400	11,300	$ 13,700
Long-lived assets	$ 1,400	$ 300